INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Global Tax Laws
In October 2021, over 135 jurisdictions had agreed to update the international tax system to address concerns over unequal distribution of income. On December 12, 2022, the European Union member states agreed to implement the OECD’s Pillar Two global corporate minimum tax rate of 15% on companies with revenues of at least €750 million effective from 2024. Various countries have either adopted implementing legislation or are in the process of drafting such legislation to amend their local tax laws. The rules have two main charging provisions: Income Inclusion Rule and Undertaxed Profit Rule.

The Income Inclusion Rule applies on a top-down basis, giving the ultimate parent entity country, or an intermediate parent entity country, the right to collect top-up tax for underlying foreign operations, unless the tax is collected in the foreign country.
Bermuda, where we are incorporated, has not to date proposed to implement BEPS Pillar Two rules, and therefore Income Inclusion Rule will not be applicable to Golden Ocean Group Limited and is not expected to apply for any intermediary parent entity in the Group. Norway and the UK has implemented the Income Inclusion Rule effective from 2024, but the Golden Ocean group entities located in Norway and UK are not parent to any subsidiaries.

Undertaxed Profit Rule means that any shortfall in tax will be collected in a jurisdiction that has implemented the under taxed payments rule and in which the Group has operating subsidiaries. Under our current group structure, Undertaxed Profit Rule will be applicable for Singapore, Norway and UK companies. We do not expect Undertaxed Profit rules to be implemented before 2025 for either Singapore, Norway or UK.

Further, in accordance with BEPS Pillar Two rules, qualified international shipping income and qualified ancillary international shipping income shall be excluded from the computation of taxable income or loss, providing that commercial or strategic management is carried out from the jurisdiction where the entity is located.

The Company is in the process of evaluating the impact of BEPS Pillar Two on its Financial Statements and expects to apply the international shipping exemption.

Bermuda
In 2023, 2022 or 2021 we were not required to pay taxes in Bermuda on either income or capital gains.

On December 27, 2023 the Bermuda Corporate Income Tax Act of 2023 (the "Corporate Income Tax Act") became law in response to the OECD’s Pillar Two global minimum tax initiative to impose a 15% corporate income tax. The tax is effective beginning on or after January 1, 2025. The Bermuda corporate income tax regime will supersede the previously granted tax assurances which provided an exemption from corporate income taxes until March 31, 2035. Subject to certain exceptions, Bermuda entities that are part of a multinational group will be in scope of the provisions of the Corporate Income Tax Act if, with respect a fiscal year, such group has annual revenue of €750 million or more in the consolidated financial statements of the ultimate parent entity for at least two of the four fiscal years immediately prior to such fiscal year ("Bermuda Constituent Entity Group"). Further, Bermuda Constituent Entity’s international shipping income and qualified ancillary international shipping income shall be excluded from the computation of its taxable income or loss. In order for a Bermuda Constituent Entity’s international shipping income and ancillary international shipping income to qualify for the exclusion from its net taxable income or loss under this section, the Bermuda Constituent Entity must demonstrate that the strategic or commercial management of all ships concerned is effectively carried on from or within Bermuda. We believe that we will qualify for international shipping income exclusion, and therefore there will be no material effect of enacted tax law on our financial statements.

The Company currently do not plan to apply the Economic Transition Adjustment ("ETA") provisions and, as such, the transitional opening tax loss carry forward period for the entities located in Bermuda was calculated starting January 1, 2019. In light of emerging guidance and uncertainty as to the potential impact for the Company, no decision has yet been taken as to whether to take advantage of available tax deductions arising from the transitional calculated losses carry forward or whether to elect the ETA provisions which will limit period of the transitional carry forward loss calculation from October 1, 2023.

In the event the Company makes a future decision to make use of the transitional losses carry forward calculation, it expects to have a potential deferred tax assets relating to these transition rules and elections available in the Bermuda corporate income tax legislation, but does not consider that taxable profits for 2025 and subsequent years can currently be considered to be sufficiently probable to allow for recognition of any potential deferred tax assets in the short term.

United States
We do not accrue U.S. income taxes as we are not engaged in a U.S. trade or business and are exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code. A reconciliation between the income tax expense resulting from applying the U.S. Federal statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as our net income is subject to neither Bermuda nor U.S. tax.

Singapore
We are eligible and participate under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI- AIS) award in Singapore. All qualified shipping income derived from the shipping activity in our Singapore subsidiary is exempt from taxation for the duration of our MSI-AIS approval. The MSI-AIS approval was in June 2015 for a period of ten years.

Other Jurisdictions
Our subsidiaries in Norway and UK are subject to income tax. The tax paid by subsidiaries of the Company that are subject to income tax is not material to our consolidated financial statements and related disclosures.
We do not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.